Stock Options Fair Value Assumptions (Detail) - $ / shares	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				20.00%	21.00%	24.00%
Risk-free interest rate				0.70%	0.30%	0.40%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	31.00%	20.00%	24.00%	23.00%	25.00%	25.00%
Expected life (in years)	6 years 9 months 18 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free interest rate	2.10%	1.70%	1.70%	1.70%	0.90%	1.00%
Dividend yield	0.90%	3.00%	2.80%	2.80%	2.60%	2.30%
Fair value per stock option	$ 10	$ 9	$ 12	$ 11	$ 12	$ 10